INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) Before Provision for Income Taxes	The components of income (loss) before provision for income taxes for the years ended January 31, 2023, 2022, and 2021 were as follows:

	Year Ended January 31,
(in thousands)	2023	2022	2021
U.S.	$(18,240)	$(9,596)	$(8,665)
Non-U.S.	(78,755)	17,857	33,389
Total income before provision for income taxes	$(96,995)	$8,261	$24,724

Schedule of Provision for Income Taxes
The provision for income taxes for the years ended January 31, 2023, 2022, and 2021 consisted of the following:

	Year Ended January 31,
(in thousands)	2023	2022	2021
Current provision (benefit) for income taxes:
U.S. Federal	$5,161	$—	$(1,434)
U.S. State	204	(11)	(44)
Non-U.S.	7,546	12,668	8,087
Total current provision (benefit) for income taxes	12,911	12,657	6,609
Deferred provision (benefit) for income taxes:
U.S. Federal	2,155	(1,143)	(910)
U.S. State	(414)	53	(200)
Non-U.S.	(1,696)	6,950	(1,085)
Total deferred provision (benefit) for income taxes	45	5,860	(2,195)
Total provision for income taxes	$12,956	$18,517	$4,414

Schedule of Effective Tax Rate Reconciliation	The reconciliation of the U.S. federal statutory rate to our effective tax rate on income before provision for income taxes for the years ended January 31, 2023, 2022, and 2021 was as follows:

	Year Ended January 31,
(dollars in thousands)	2023	2022	2021
U.S. federal statutory income tax rate	21.0%	21.0%	21.0%

Income tax provision at the U.S. federal statutory rate	$(20,369)	$1,735	$5,192
U.S. State income tax (benefit) provision	(156)	40	(226)
Non-U.S. tax rate differential	8,636	2,892	(2,836)
Tax incentives	(158)	(2,671)	(139)
Valuation allowances	7,450	12,731	31
Non-deductible expenses/non-taxable income	491	255	(261)
Business divestiture	7,372	—	—
Tax contingencies	6,286	2,056	1,184
Stock based and other compensation	1,102	898	101
U.S. tax effects of non-U.S. operations	2,316	540	1,001
Other, net	(14)	41	367
Total provision for income taxes	$12,956	$18,517	$4,414
Effective income tax rate	(13.4)%	224.1%	17.9%

Schedule of Deferred Tax Assets and Liabilities	Deferred tax assets and liabilities consisted of the following at January 31, 2023 and 2022:

	January 31,
(in thousands)	2023	2022
Deferred tax assets:
Loss carryforwards	$16,219	$11,506
Accrued compensation	10,535	8,774
Accrued expenses	332	240
Operating lease liabilities	59	352
Exchange rate differences	105	343
Other, net	—	241
Total deferred tax assets	27,250	21,456
Deferred tax liabilities:
Deferred cost of revenue	(1,784)	(3,279)
Goodwill and other intangible assets	(692)	(928)
Depreciation of property and equipment	(150)	(217)
Operating lease right-of-use assets	(59)	(355)
Other, net	(747)	—
Total deferred tax liabilities	(3,432)	(4,779)
Valuation allowance	(26,026)	(18,576)
Net deferred tax liabilities	$(2,208)	$(1,899)

Recorded as:
Deferred tax assets	$823	$1,548
Deferred tax liabilities	(3,031)	(3,447)
Net deferred tax liabilities	$(2,208)	$(1,899)

Schedule of Valuation Allowance
Activity in the recorded valuation allowance consisted of the following for the years ended January 31, 2023 and 2022:

	Year Ended January 31,
(in thousands)	2023	2022
Valuation allowance, beginning of year	$(18,576)	$(5,732)
Income tax (provision)	(7,450)	(12,731)
Spin-off from Verint	—	(113)
Valuation allowance, end of year	$(26,026)	$(18,576)

Schedule of Unrecognized Tax Benefits	For the years ended January 31, 2023, 2022, and 2021 the aggregate changes in the balance of gross unrecognized tax benefits were as follows:

	Year Ended January 31,
(in thousands)	2023	2022	2021
Gross unrecognized tax benefits, beginning of year	$10,517	$9,872	$8,742
Increases related to tax positions taken during the current year	1,717	1,828	2,919
Increases related to tax positions taken during prior years	—	—	18
(Decreases) increases related to foreign currency exchange rates	(828)	256	272
Reductions for spin-off from Verint	—	(1,439)	—
Reductions for tax positions of prior years	—	—	(537)
Lapses of statutes of limitations	(513)	—	(1,542)
Gross unrecognized tax benefits, end of year	$10,893	$10,517	$9,872